Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended	15 Months Ended
	Dec. 03, 2020	Aug. 27, 2020	Sep. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Sep. 08, 2022	Dec. 08, 2020	Aug. 06, 2020
Related Party Transactions (Details) [Line Items]
Aggregate purchase price		$ 25,000
Price per share (in Dollars per share)		$ 0.005
Stock dividend, description	the Company effected a stock dividend of approximately 0.143 shares for each share of Class B common stock outstanding, resulting in an aggregate of 5,750,000 shares of Class B common stock outstanding.
Business combination, description					The Company’s initial stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.		The Company’s initial stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Borrowed loan			$ 75,000		$ 75,000			$ 75,000		$ 163,000
Office space							$ 15,000
Incurred paid			$ 45,000		$ 135,000	$ 135,000		$ 45,000
Services expenses				$ 11,000			$ 180,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price (in Shares)					4,833,333		4,833,333
Warrants price per share (in Dollars per share)			$ 1.5		$ 1.5		$ 1.5	$ 1.5
Net proceeds					$ 7,300,000		$ 7,300,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)		5,031,250
Common stock, par value (in Dollars per share)		$ 0.0001	0.0001	$ 0.0001	$ 0.0001		$ 0.0001	0.0001
Stock dividend, description	On December 3, 2020, the Company effected a stock dividend of approximately 0.143 shares for each share of Class B common stock outstanding, resulting in an aggregate of 5,750,000 shares of Class B common stock outstanding.
Class A common stock price per share (in Dollars per share)			11.5		11.5			11.5
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001		0.0001	$ 0.0001
Warrants price per share (in Dollars per share)							11.5
Promissory Note Related Party [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount									$ 250,000		$ 300,000
Borrowed loan			$ 163,000		$ 163,000			$ 163,000
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Warrants price per share (in Dollars per share)			$ 1.5		$ 1.5		$ 1.5	$ 1.5
Converted upon consummation amount					$ 1,500,000		$ 1,500,000
Office space					$ 15,000